Schedule of Investments ─ NYLI Candriam U.S. Mid Cap Equity ETF

July 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 100.0%

Communication Services — 2.2%
Frontier Communications Parent, Inc.*	24,326	$893,737
Interpublic Group of Cos., Inc. (The)	39,029	960,114
New York Times Co. (The), Class A	15,895	824,792
News Corp., Class A	39,748	1,165,411
News Corp., Class B	10,667	356,491
Sirius XM Holdings, Inc.(a)	20,244	427,553
Total Communication Services		4,628,098

Consumer Discretionary — 15.9%
Aramark	26,396	1,123,414
Autoliv, Inc.	7,172	800,037
AutoNation, Inc.*	2,664	513,193
BorgWarner, Inc.	22,945	844,376
Bright Horizons Family Solutions, Inc.*	5,976	675,886
Burlington Stores, Inc.*	6,609	1,803,993
CarMax, Inc.*	16,123	912,723
Cava Group, Inc.*(a)	10,446	919,352
Choice Hotels International, Inc.(a)	2,880	367,805
Crocs, Inc.*	5,754	573,846
Dick’s Sporting Goods, Inc.	5,727	1,211,318
Duolingo, Inc.*	4,070	1,410,458
Floor & Decor Holdings, Inc., Class A*	11,153	854,766
Gap, Inc. (The)	20,994	408,543
Gentex Corp.	23,710	626,418
H&R Block, Inc.	13,906	755,652
Hasbro, Inc.	13,576	1,020,372
Hyatt Hotels Corp., Class A	4,250	599,122
Levi Strauss & Co., Class A	10,214	201,114
Lithia Motors, Inc.	2,710	780,480
LKQ Corp.	25,773	759,530
Lucid Group, Inc.*	124,070	305,212
Mohawk Industries, Inc.*	5,446	623,621
Norwegian Cruise Line Holdings Ltd.*	45,966	1,174,891
Ollie’s Bargain Outlet Holdings, Inc.*	6,421	877,301
Planet Fitness, Inc., Class A*	8,787	959,453
Pool Corp.	3,938	1,213,455
Ralph Lauren Corp.	4,130	1,233,838
Rivian Automotive, Inc., Class A*(a)	79,707	1,025,829
Service Corp. International	14,452	1,102,832
Tapestry, Inc.	21,758	2,350,517
TopBuild Corp.*	3,060	1,133,516
Vail Resorts, Inc.	3,802	571,289
VF Corp.(a)	38,715	453,740
Wingstop, Inc.	2,915	1,099,946
Wyndham Hotels & Resorts, Inc.	7,922	681,292
Yum China Holdings, Inc.	38,145	1,780,609
Total Consumer Discretionary		33,749,739

Consumer Staples — 5.0%
BellRing Brands, Inc.*	13,391	730,881
BJ’s Wholesale Club Holdings, Inc.*	13,726	1,453,583
Ingredion, Inc.	6,731	885,396
J M Smucker Co. (The)	10,858	1,165,498
Lamb Weston Holdings, Inc.	14,909	850,857
Post Holdings, Inc.*	5,270	557,619
Sprouts Farmers Market, Inc.*	10,223	1,549,193
The Campbell’s Co.	20,075	640,794
US Foods Holding Corp.*	23,134	1,927,756
Walgreens Boots Alliance, Inc.	74,997	872,965
Total Consumer Staples		10,634,542

Energy — 2.1%
Antero Midstream Corp.	35,470	650,875
DT Midstream, Inc.	10,660	1,095,102
HF Sinclair Corp.	16,150	709,631
NOV, Inc.	39,771	500,319
TechnipFMC PLC	43,914	1,597,152
Total Energy		4,553,079
	Shares	Value
Common Stocks (continued)

Financials — 13.5%
AGNC Investment Corp.	95,796	$903,356
Ally Financial, Inc.	28,984	1,097,044
Annaly Capital Management, Inc.	62,736	1,275,423
Assurant, Inc.	5,323	996,998
Axis Capital Holdings Ltd.	7,961	747,060
Carlyle Group, Inc. (The)	23,738	1,439,947
Comerica, Inc.	13,753	929,290
Corebridge Financial, Inc.	39,332	1,398,646
Credit Acceptance Corp.*(a)	637	312,308
Equitable Holdings, Inc.	32,103	1,648,489
Franklin Resources, Inc.	33,088	794,112
Globe Life, Inc.	8,703	1,222,510
Jack Henry & Associates, Inc.	7,625	1,294,839
Jackson Financial, Inc., Class A	7,539	660,115
Kinsale Capital Group, Inc.	2,318	1,021,520
MarketAxess Holdings, Inc.	3,891	799,601
Old Republic International Corp.	25,004	904,395
Popular, Inc.	7,129	816,841
Primerica, Inc.	3,460	919,080
Reinsurance Group of America, Inc.	6,920	1,331,754
RenaissanceRe Holdings Ltd.	5,060	1,233,324
RLI Corp.	8,746	577,149
SEI Investments Co.	10,120	891,774
Synovus Financial Corp.	14,735	696,081
Unum Group	16,897	1,213,374
Voya Financial, Inc.	10,033	702,310
Webster Financial Corp.	17,863	1,029,802
Western Alliance Bancorp	11,438	887,131
Zions Bancorp NA	15,169	813,362
Total Financials		28,557,635

Health Care — 11.6%
Avantor, Inc.*	69,129	929,094
Bio-Techne Corp.	16,451	900,363
Bridgebio Pharma, Inc.*(a)	12,710	600,802
Charles River Laboratories International, Inc.*	5,117	868,048
Chemed Corp.	1,514	624,222
DaVita, Inc.*	4,272	599,661
Encompass Health Corp.	10,469	1,152,742
Ensign Group, Inc. (The)	5,824	873,600
Exact Sciences Corp.*	19,354	908,670
Exelixis, Inc.*	25,888	937,663
Glaukos Corp.*	5,767	496,481
Halozyme Therapeutics, Inc.*	12,853	770,794
Henry Schein, Inc.*	11,735	793,873
Hims & Hers Health, Inc.*	19,338	1,279,789
Insmed, Inc.*	18,694	2,005,492
Jazz Pharmaceuticals PLC*	6,208	711,623
Madrigal Pharmaceuticals, Inc.*	1,655	500,654
Medpace Holdings, Inc.*	2,418	1,032,970
Moderna, Inc.*(a)	35,250	1,041,990
Neurocrine Biosciences, Inc.*	10,374	1,330,258
QIAGEN NV	22,628	1,116,466
Repligen Corp.*	5,506	644,588
Revolution Medicines, Inc.*	18,464	688,153
Roivant Sciences Ltd.*	36,256	411,868
Sarepta Therapeutics, Inc.*	9,515	156,236
Summit Therapeutics, Inc.*(a)	11,236	296,293
Teleflex, Inc.	4,688	560,216
United Therapeutics Corp.*	4,334	1,190,550
Viatris, Inc.	125,161	1,093,907
Total Health Care		24,517,066

Industrials — 19.4%
Acuity, Inc.	3,241	1,009,085
Advanced Drainage Systems, Inc.	6,984	801,414
AECOM	13,888	1,565,733
AGCO Corp.	6,549	772,585

Schedule of Investments ─ NYLI Candriam U.S. Mid Cap Equity ETF (continued)

July 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)

Industrials (continued)
Alaska Air Group, Inc.*	12,844	$680,218
API Group Corp.*	32,009	1,154,565
Applied Industrial Technologies, Inc.	3,983	1,081,384
Casella Waste Systems, Inc., Class A*	6,507	707,506
CH Robinson Worldwide, Inc.	12,300	1,418,436
Chart Industries, Inc.*	4,779	950,209
Comfort Systems USA, Inc.	3,682	2,589,551
Dayforce, Inc.*	15,906	917,299
Donaldson Co., Inc.	12,500	899,625
Flowserve Corp.	13,797	773,184
FTI Consulting, Inc.*	3,659	608,675
Genpact Ltd.	16,791	739,643
Graco, Inc.	17,509	1,470,406
ITT, Inc.	8,506	1,445,680
Kirby Corp.*	5,974	569,382
Knight-Swift Transportation Holdings, Inc.	16,586	704,905
Landstar System, Inc.	3,641	485,600
Lincoln Electric Holdings, Inc.	5,788	1,409,378
Masco Corp.	21,991	1,498,247
MasTec, Inc.*	6,650	1,258,246
MSA Safety, Inc.	3,872	688,713
nVent Electric PLC	17,192	1,348,197
Owens Corning	8,937	1,246,086
Paycom Software, Inc.	5,332	1,234,571
Paylocity Holding Corp.*	4,576	846,011
Regal Rexnord Corp.	6,945	1,061,752
Robert Half, Inc.	10,491	387,223
Ryder System, Inc.	4,301	764,331
Simpson Manufacturing Co., Inc.	4,385	786,800
Tetra Tech, Inc.	28,032	1,029,896
Toro Co. (The)	10,458	776,506
Trex Co., Inc.*	11,219	720,709
UFP Industries, Inc.	6,194	607,012
UL Solutions, Inc., Class A	6,453	471,843
Watts Water Technologies, Inc., Class A	2,857	749,448
WESCO International, Inc.	4,655	963,399
WillScot Mobile Mini Holdings Corp.(a)	18,704	548,962
XPO, Inc.*	12,159	1,462,606
Total Industrials		41,205,021

Information Technology — 16.8%
Appfolio, Inc., Class A*	2,347	627,541
Arrow Electronics, Inc.*	5,428	629,648
CCC Intelligent Solutions Holdings, Inc.*	52,407	506,776
Ciena Corp.*	14,824	1,376,260
Commvault Systems, Inc.*	4,584	870,731
Confluent, Inc., Class A*	27,153	481,287
Credo Technology Group Holding Ltd.*	15,012	1,674,589
Docusign, Inc.*	21,039	1,591,390
Dolby Laboratories, Inc., Class A	6,312	475,546
Dynatrace, Inc.*	30,861	1,623,597
Elastic NV*	9,059	758,238
Enphase Energy, Inc.*	13,337	431,585
EPAM Systems, Inc.*	5,811	916,453
F5, Inc.*	6,030	1,889,923
Fabrinet*	3,793	1,227,908
Flex Ltd.*	40,002	1,994,900
Gen Digital, Inc.	57,003	1,681,018
Gitlab, Inc., Class A*	13,658	598,357
Globant SA*	4,492	378,496
Guidewire Software, Inc.*	8,283	1,873,780
Informatica, Inc., Class A*	11,621	287,039
Kyndryl Holdings, Inc.*	24,363	920,190
Lattice Semiconductor Corp.*(a)	14,293	712,220
Manhattan Associates, Inc.*	6,327	1,389,789
MKS, Inc.	6,568	625,142
Nutanix, Inc., Class A*	26,127	1,963,967
Onto Innovation, Inc.*	5,140	487,015
Pegasystems, Inc.	8,550	501,970
Procore Technologies, Inc.*	8,938	640,229
	Shares	Value
Common Stocks (continued)

Information Technology (continued)
Skyworks Solutions, Inc.	16,091	$1,102,877
TD SYNNEX Corp.	7,772	1,122,199
Twilio, Inc., Class A*	15,137	1,952,673
UiPath, Inc., Class A*	45,188	530,959
Unity Software, Inc.*	32,425	1,081,698
Universal Display Corp.	4,608	665,395
Total Information Technology		35,591,385

Materials — 3.6%
Albemarle Corp.(a)	12,310	835,234
Alcoa Corp.	27,004	809,310
Axalta Coating Systems Ltd.*	22,867	647,593
Crown Holdings, Inc.	12,191	1,211,298
Graphic Packaging Holding Co.	31,322	700,360
Louisiana-Pacific Corp.	6,613	597,881
Mosaic Co. (The)	33,130	1,193,011
RPM International, Inc.	13,317	1,563,549
Total Materials		7,558,236

Real Estate — 9.2%
American Homes 4 Rent, Class A	35,884	1,244,816
Brixmor Property Group, Inc.	31,963	835,193
BXP, Inc.	15,253	998,004
Camden Property Trust	11,078	1,209,718
CubeSmart	23,620	919,054
Equity LifeStyle Properties, Inc.	19,217	1,151,483
Federal Realty Investment Trust	8,176	753,500
Healthcare Realty Trust, Inc.	36,664	563,159
Host Hotels & Resorts, Inc.	72,624	1,141,649
Jones Lang LaSalle, Inc.*	4,948	1,337,741
Kimco Realty Corp.	69,641	1,478,478
Regency Centers Corp.	17,102	1,221,083
Rexford Industrial Realty, Inc.	23,924	873,944
STAG Industrial, Inc.	19,585	672,353
UDR, Inc.	32,128	1,262,309
Vornado Realty Trust	16,507	634,199
WP Carey, Inc.	22,894	1,468,879
Zillow Group, Inc., Class A*	4,818	369,782
Zillow Group, Inc., Class C*	18,039	1,435,002
Total Real Estate		19,570,346

Utilities — 0.7%
Brookfield Renewable Corp.	15,228	557,802
Essential Utilities, Inc.	26,640	980,352
Total Utilities		1,538,154

Total Common Stocks
(Cost $195,169,916)		212,103,301

Short-Term Investment — 0.2%

Money Market Fund — 0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.18%(b)(c)
(Cost $340,367)	340,367	340,367

Total Investments — 100.2% (Cost $195,510,283)		212,443,668
Other Assets and Liabilities, Net — (0.2)%		(318,914)
Net Assets — 100.0%		$212,124,754

Schedule of Investments ─ NYLI Candriam U.S. Mid Cap Equity ETF (continued)

July 31, 2025 (unaudited)

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $7,159,483; total market value of collateral held by the Fund was $7,575,058. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $7,234,691.
(b)	Reflects the 1-day yield at July 31, 2025.
(c)	Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$212,103,301	$—	$—	$212,103,301
Short-Term Investment:
Money Market Fund	340,367	—	—	340,367
Total Investments in Securities	$212,443,668	$—	$—	$212,443,668

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.